Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis (Detail) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	$ 641	$ 301
Foreclosed assets held for sale	327	991
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	0	0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	641	301
Foreclosed assets held for sale	$ 327	$ 991